SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	SHARE CAPITAL

	Number of Common Shares (2)	Share Capital
As at January 1, 2024	83,574,751	$418,649
Shares issued for RSUs vested	315,444	$2,953
Shares issued for payment of Kurmuk deferred consideration	1,972,354	$12,500
Shares issued in public offering	23,766,666	$153,017
As at December 31, 2024	109,629,215	$587,119
Shares issued in offerings (1)	12,893,136	$196,307
Shares issued for payment of Kurmuk deferred consideration	1,474,882	$21,250
Shares issued for RSUs vested	739,988	$8,679
As at December 31, 2025	124,737,221	$813,355
(1)Net of transaction costs incurred of $10.1 million.
(2) Shares issued prior to May 20, 2025, have been retrospectively adjusted for the impact of the 3 to 1 share consolidation ratio.

The Company's authorized share capital includes an unlimited number of common shares with no par value.

On October 8, and October 18, 2024, the Company closed an underwriting agreement, and an over-allotment option, respectively, for its overnight marketed equity offering of common shares, resulting in a total issuance of 71.3 million common shares at a price of C$3.10 per common share for aggregate gross proceeds of $162.1 million (C$221.0 million). The cost of this transaction was $9.1 million, therefore net proceeds were $153.0 million.

On April 22, 2025, and May 1, 2025 the Company closed an underwriting agreement, and an over-allotment option, respectively, pursuant to which the underwriters agreed to purchase, on a bought deal basis, an aggregate of 17,250,000 common shares at a price of C$5.35 per share for aggregate gross proceeds of $66.8 million (C$92.3 million). The cost of this transaction was $2.8 million, therefore net proceeds were $64.0 million.

On October 20, 2025, the Company filed a prospectus supplement related to an overnight marketed equity offering. Pursuant to this offering, 7,143,200 common shares were issued at a price of C$27.35 per share for gross proceeds of approximately $139.6 million (CAD$195.3 million) and net proceeds of approximately $134.0 million (CAD$187.4 million).